Stockholders' Equity (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013
Stockholders' Equity
Number of shares of common stock, the fair value of which is determined			1
RSUs
Stockholders' Equity
Number of units awarded (in shares)			426,511
Number of shares of common stock that each award holder has the contingent right to receive	1
Weighted-average grant date fair value (in dollars per share)		$ 43.76	$ 43.76
Awards vested (in shares)		0
Awards forfeited (in shares)		0
RSUs | Expected
Stockholders' Equity
Awards vested (in shares)		227,177
Service-based RSUs
Stockholders' Equity
Number of units awarded (in shares)	264,549
Number of equal installments for vesting of stock awards			4
Performance-based RSUs
Stockholders' Equity
Number of units awarded (in shares)	161,962
Vesting period			3 years
Percentage of sales growth achievement considered for vesting			50.00%
Percentage of return on equity achievement considered for vesting			50.00%